Operating Loss	9 Months Ended
Sep. 30, 2024
Operating Loss [Abstract]
Operating Loss	Operating Loss
Operating loss for the three and nine months ended September 30, 2024 and 2023 has been arrived at after charging/(crediting):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Depreciation of property, plant and equipment	2,752	2,329	7,741	5,018
Depreciation of right-of-use assets	1,021	874	2,937	2,648
Amortisation of intangible assets	1,126	1,173	3,426	3,499
Research and development expenses	27,234	32,608	75,906	99,013
Foreign exchange losses/(gains)	2,221	(3,272)	1,294	(1,628)
Share-based payment charge	5,041	6,357	3,961	20,150
(Reversal of)/impairment of right-of-use assets	(567)	—	1,052	—
Impairment of plant and equipment	33	—	1,991	—
Professional fees associated with the Company's proposed business combination	16,298	—	16,298	—